Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Composition (Details)	Dec. 31, 2017
FRANCE
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of total property lease commitments (as a percent)	59.00%
SPAIN
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of total property lease commitments (as a percent)	10.00%